OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other accounts receivable [Abstract]
Disclosure of detailed information about other accounts receivable [Table Text Block]
	December 31,
	2020	2019

Prepaid expenses	$472	$266
Government authorities	75	187
Related parties (see Note 21)	36	63
Other receivables	106	—

	$689	$516